Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total accounts receivables with customers	$ 290.7	$ 326.7
Construction
Segment Reporting Information [Line Items]
Total accounts receivables with customers	199.2	196.6
Energy
Segment Reporting Information [Line Items]
Total accounts receivables with customers	31.1	3.3
Telecommunications
Segment Reporting Information [Line Items]
Total accounts receivables with customers	51.9	117.6
Broadcasting
Segment Reporting Information [Line Items]
Total accounts receivables with customers	$ 8.5	$ 9.2